CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Private Placement [Member] CNY (¥)	Ordinary Shares [Member] CNY (¥) shares	Ordinary Shares [Member] USD ($) shares	Ordinary Shares [Member] Private Placement [Member] CNY (¥) shares	Treasury Stock [Member] CNY (¥)	Treasury Stock [Member] USD ($)	Additional paid-in capital [Member] CNY (¥)	Additional paid-in capital [Member] USD ($)	Additional paid-in capital [Member] Private Placement [Member] CNY (¥)	AOCI attributable to parent [Member] CNY (¥)	AOCI attributable to parent [Member] USD ($)	Statutory Reserves [Member] CNY (¥)	Statutory Reserves [Member] USD ($)	Accumulated deficit [Member] CNY (¥)	Accumulated deficit [Member] USD ($)
Beginning balance at Dec. 31, 2017	¥ (479,417)			¥ 60								¥ 925				¥ (480,402)
Beginning balance, Shares at Dec. 31, 2017 | shares				92,224,998	92,224,998
Net income (loss)	19,650															19,650
Share-based compensation	5,917								¥ 5,917
Accretion to redemption value of convertible redeemable preferred shares	(38,930)								(5,917)							(33,013)
Foreign currency translation adjustments	10											10
Unrealized gains on available-for-sale investments	231											231
Transfer to statements of operations of realized gains on available-for-sale investments	0
Ending balance at Dec. 31, 2018	(492,539)			¥ 60								1,166				(493,765)
Ending balance, Shares at Dec. 31, 2018 | shares				92,224,998	92,224,998
Net income (loss)	226,630															226,630
Transfer to statutory reserves														¥ 6,921		(6,921)
Issuance of ordinary shares	1,366,860			¥ 9					1,366,851
Issuance of ordinary shares, Shares | shares				13,688,000	13,688,000
Share-based compensation	60,237								60,237
Accretion to redemption value of convertible redeemable preferred shares	(16,772)								(11,007)							(5,765)
Conversion of convertible redeemable Preferred shares	482,834			¥ 25					482,809
Conversion of convertible redeemable Preferred shares, Shares | shares				35,625,002	35,625,002
Repurchase of ordinary shares	(86,739)						¥ (86,739)
Repurchase of ordinary shares, Shares | shares				(418,298)	(418,298)
Option exercised	181			¥ 12					169
Option exercised, Shares | shares				17,977,348	17,977,348
Foreign currency translation adjustments	9,219											9,219
Unrealized gains on available-for-sale investments	18,839											18,839
Transfer to statements of operations of realized gains on available-for-sale investments	(11,395)											(11,395)
Ending balance at Dec. 31, 2019	1,557,355			¥ 106			(86,739)		1,899,059			17,829		6,921		(279,821)
Ending balance, Shares at Dec. 31, 2019 | shares				159,097,050	159,097,050
Net income (loss)	(1,392,930)	$ (213,474)														(1,392,930)
Transfer to statutory reserves														33,459		(33,459)
Issuance of ordinary shares			¥ 5,687,251			¥ 7					¥ 5,687,244
Issuance of ordinary shares, Shares | shares						10,611,072
Share-based compensation	238,446								238,446
Accretion to redemption value of convertible redeemable preferred shares	0	$ 0
Repurchase of ordinary shares	(282,543)						(282,543)
Repurchase of ordinary shares, Shares | shares				(754,244)	(754,244)
Option exercised	¥ 10						229,710		(229,700)
Option exercised, Shares | shares	622,263	622,263		807,184	807,184
Foreign currency translation adjustments	¥ (74,562)	$ (11,427)										(74,562)
Unrealized gains on available-for-sale investments	67,231											67,231
Transfer to statements of operations of realized gains on available-for-sale investments	(70,403)	(10,790)										(70,403)
Ending balance at Dec. 31, 2020	¥ 5,729,855	$ 878,139		¥ 113	$ 17		¥ (139,572)	$ (21,390)	¥ 7,595,049	$ 1,163,992		¥ (59,905)	$ (9,181)	¥ 40,380	$ 6,189	¥ (1,706,210)	$ (261,488)
Ending balance, Shares at Dec. 31, 2020 | shares				169,761,062	169,761,062